SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING [Abstract]
Net Revenues by Geographic Region
The following table summarizes the Group’s net revenues by country based on the location of the customers:

In millions of $	For the year ended December 31,
	2015	2016	2017

USA	519.4	1,251.2	887.5
South Korea	204.6	155.4	190.8
Japan	192.5	284.0	143.9
UK	187.5	17.9	49.7
The PRC	140.9	126.0	362.7
India	128.2	231.8	175.4
Turkey	120.3	178.4	79.9
Australia	73.0	44.5	62.3
Spain	59.0	0.1	9.1
Germany	42.6	43.7	102.3
France	35.8	10.1	25.0
Chile	23.4	0.2	1.5
Italy	16.0	7.5	18.7
Canada	13.0	11.8	11.1
Belgium	9.6	-	1.4
Switzerland	9.2	0.2	1.2
Malaysia	8.6	16.1	7.5
Israel	4.9	11.2	5.8
Mexico	1.3	0.3	0.4
South Africa	0.6	0.1	0.1
Portugal	0.5	-	0.1
Greece	0.3	-	0.3
Netherlands	0.3	1.6	17.3
Austria	-	-	2.9
Uruguay	-	12.3	13.9
Senegal	-	9.8	0.1
Zimbabwe	-	3.4	-
Others	9.3	8.3	18.0

Total net revenue	1,800.8	2,425.9	2,188.9

Total Net Revenue by Major Customers
The customers that accounted for 10% or more of total net revenue for the years ended December 31, 2015, 2016 and 2017 are as follows:

In millions of $	For the year ended December 31,
	2015	2016	2017

Hanwha Q CELLS Japan Co., Ltd.	193.4	284.0	*
NextEra Energy Resources, LLC	*	808.7	345.4

* Less than 10%